FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating cost and expenses:
General and administrative	¥ (154,963)	$ (23,749)	¥ (230,248)	¥ (150,465)
Total operating cost and expenses	998,053	152,958	1,695,507	2,196,734
Operating income	302,107	46,300	534,669	685,206
Interest income	7,716	1,183	5,720	169
Other income (loss) , net	6,711	1,029	23,425	20,298
Income tax expense	108,811	16,676	37,007	93,915
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(13,366)	(2,048)	471
Total comprehensive income attributable to Jiayin Group Inc.	239,597	36,721	528,216	611,758
Parent Company
Operating cost and expenses:
General and administrative	(6,740)	(1,033)	(2,886)
Total operating cost and expenses	(6,740)	(1,033)	(2,886)
Operating income	(6,740)	(1,033)	(2,886)
Interest income	7,701	1,180	4,910
Other income (loss) , net	(67,169)	(10,294)	1
Income before taxes and income from equity in subsidiaries and VIEs	(66,208)	(10,147)	2,025
Income tax expense	0	0	0	0
Equity in earnings of subsidiaries and VIEs	319,091	48,904	525,722	611,758
Net income	252,883	38,757	527,747	611,758
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(13,286)	(2,036)	469
Other comprehensive income (loss)	(13,286)	(2,036)	469
Total comprehensive income attributable to Jiayin Group Inc.	¥ 239,597	$ 36,721	¥ 528,216	¥ 611,758